DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 80,083,558		$ 245,504,291
International bond		$ 365
Financial liabilities, at fair value	53,908,135		114,492,635
Transfers into out of Level 1 assets and liabilities	0		0
Transfers into out of level 2 assets and liabilities	0		0
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Transfers into Level 3 of fair value hierarchy, liabilities	0		0
Transfers out of Level 3 of fair value hierarchy, liabilities	0		0
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	80,083,558		245,504,291
Financial liabilities, at fair value	53,908,135		114,492,635
Other current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	1,458,210		2,317,577
Other current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	1,458,210		2,317,577
Other non-current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	52,449,925		112,175,058
Other non-current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	52,449,925		112,175,058
Other current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	1,094,844		170,206,554
Other current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	1,094,844		170,206,554
Other non-current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	78,988,714		75,297,737
Other non-current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 78,988,714		$ 75,297,737